Baird Municipal Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

MUNICIPAL BONDS - 97.9%	Par	Value
Alabama - 5.1%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$500,000	$539,925
Alabama Housing Finance Authority
3.15%, 12/01/2028 (a)	1,900,000	1,903,247
3.20%, 01/01/2047 (Callable 07/01/2028) (a)	1,350,000	1,355,797
Black Belt Energy Gas District
5.00%, 12/01/2033	500,000	524,164
5.00%, 12/01/2034 (Callable 09/01/2034)	2,250,000	2,347,344
5.00%, 12/01/2034 (Callable 09/01/2034)	275,000	293,433
5.00%, 05/01/2053 (a)	955,000	993,013
5.00%, 05/01/2055 (Callable 04/01/2031) (a)	500,000	530,313
5.00%, 12/01/2055 (Callable 05/01/2035) (a)	1,000,000	1,058,092
Chilton County Health Care Authority, 3.00%, 11/01/2027 (Callable 05/02/2026)	100,000	99,634
City of Mobile AL, 5.00%, 02/15/2040 (Callable 02/15/2035)	1,500,000	1,646,223
Clarke-Mobile Counties Gas District, 5.00%, 10/01/2031	1,580,000	1,735,259
County of Jefferson AL Sewer Revenue, 5.25%, 10/01/2049 (Callable 10/01/2033)	3,085,000	3,191,952
Energy Southeast A Cooperative District, 5.00%, 09/01/2030	2,255,000	2,331,208
Houston County Board of Education, 2.00%, 12/01/2040 (Callable 12/01/2030)	445,000	312,770
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)	600,000	601,089
Jacksonville Public Educational Building Authority, 5.00%, 08/01/2056 (Callable 08/01/2034)	2,500,000	2,483,720
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	1,500,000	1,523,336
Lower Alabama Gas District, 5.00%, 12/01/2033 (Callable 09/01/2033)	1,600,000	1,661,410
Montgomery County Public Facilities Authority/AL, 3.75%, 03/01/2052 (Callable 03/01/2032)	15,000	10,335
Southeast Energy Authority A Cooperative District
5.00%, 11/01/2026	475,000	479,985
5.00%, 11/01/2027	300,000	307,853
5.00%, 10/01/2030 (Callable 07/01/2030)	4,100,000	4,350,380
5.00%, 09/01/2033	325,000	349,314
5.00%, 09/01/2035 (Callable 06/01/2035)	1,250,000	1,345,307
5.00%, 11/01/2035 (Callable 11/01/2034)	3,400,000	3,472,743
5.50%, 01/01/2053 (Callable 09/01/2029) (a)	250,000	266,081
5.00%, 01/01/2054 (Callable 03/01/2030) (a)	1,250,000	1,311,769
5.25%, 01/01/2054 (Callable 04/01/2029) (a)	1,000,000	1,048,822
5.00%, 05/01/2055 (Callable 11/01/2030) (a)	1,000,000	1,057,780
State of Alabama Docks Department
5.00%, 10/01/2032 (Callable 10/01/2027) (b)	1,000,000	1,018,266
5.00%, 10/01/2033 (Callable 10/01/2027) (b)	2,000,000	2,033,515
University of South Alabama, 5.00%, 11/01/2033 (Callable 11/01/2026)	1,000,000	1,009,052
		43,193,131

Alaska - 0.1%
Alaska Municipal Bond Bank Authority, 5.25%, 12/01/2045 (Callable 12/01/2034) (b)	580,000	601,917
Municipality of Anchorage AK, 5.50%, 02/01/2045 (Callable 02/01/2034) (b)	500,000	535,184
		1,137,101

Arizona - 1.5%
Arizona Industrial Development Authority
5.00%, 07/01/2026 (c)	265,000	265,486
4.00%, 07/15/2027 (c)	125,000	124,839
4.75%, 12/15/2028 (Callable 12/15/2026) (c)	145,000	145,794
4.00%, 07/15/2030 (Callable 07/15/2027) (c)	190,000	187,325
5.00%, 10/01/2030 (Callable 10/01/2026) (c)	100,000	98,869
4.00%, 07/01/2032 (Callable 01/01/2028)	100,000	99,828
4.00%, 11/01/2035 (Callable 11/01/2031)	500,000	505,320
6.00%, 07/01/2037 (Callable 07/01/2027) (c)	1,000,000	1,020,021
5.00%, 07/01/2048 (Callable 01/01/2028)	200,000	191,191
5.25%, 11/01/2053 (Callable 11/01/2032)	1,750,000	1,769,389
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 04/22/2026)	230,000	228,965
4.00%, 05/15/2031 (Callable 04/22/2026)	500,000	485,490
2.13%, 07/01/2033 (Callable 07/01/2029) (b)	930,000	777,444
Industrial Development Authority of the City of Phoenix Arizona, 5.00%, 10/15/2044 (Callable 10/15/2034)	1,195,000	1,246,583
Industrial Development Authority of the County of Pima, 4.00%, 07/01/2029	25,000	24,966
Maricopa County Industrial Development Authority, 5.00%, 09/01/2042 (Callable 09/01/2028)	1,500,000	1,529,977
Maricopa County School District No 83-Cartwright Elementary
5.00%, 07/01/2040 (Callable 07/01/2033)	500,000	541,872
5.00%, 07/01/2042 (Callable 07/01/2033)	875,000	939,313
Salt Verde Financial Corp., 5.25%, 12/01/2026	1,545,000	1,562,310
Town of Marana AZ Pledged Excise Revenue
5.00%, 07/01/2037 (Callable 07/01/2029)	190,000	198,417
5.00%, 07/01/2038 (Callable 07/01/2029)	225,000	234,232
5.00%, 07/01/2039 (Callable 07/01/2029)	225,000	233,597
		12,411,228

Arkansas - 0.8%
Arkadelphia Water & Sewer System, 5.00%, 12/01/2053 (Callable 06/01/2029)	450,000	452,892
Arkansas Development Finance Authority, 5.00%, 02/01/2036 (Callable 02/01/2031)	790,000	803,382
Batesville Public Facilities Board, 5.00%, 06/01/2026	150,000	150,061
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	25,000	24,600
City of Hope AR Water & Electric Revenue, 4.25%, 04/01/2046 (Callable 04/01/2031)	590,000	564,060
City of Marion AR Sales & Use Tax Revenue, 5.00%, 11/01/2037 (Callable 11/01/2032)	895,000	951,445
City of Mountain Home AR Water & Sewer Revenue, 4.00%, 06/01/2042 (Callable 06/01/2031)	1,065,000	1,025,722
City of West Memphis AR Public Utility System Revenue
3.00%, 12/01/2041 (Callable 12/01/2028)	380,000	310,279
4.25%, 12/01/2054 (Callable 12/01/2031)	500,000	444,957
Fayetteville Public Facilities Board
5.00%, 12/01/2036 (Callable 12/01/2033)	500,000	535,909
5.25%, 12/01/2046 (Callable 12/01/2033)	860,000	871,113
North Little Rock School District No 1, 6.00%, 02/01/2035 (Callable 08/01/2031)	305,000	342,585
		6,477,005

California - 4.7%
California Community Choice Financing Authority
5.00%, 10/01/2028	2,000,000	2,067,691
5.00%, 02/01/2031 (Callable 11/01/2030)	1,000,000	1,059,409
5.00%, 11/01/2033 (Callable 08/01/2033)	1,525,000	1,631,453
4.00%, 10/01/2052 (Callable 09/01/2027) (a)	1,000,000	1,011,719
5.25%, 01/01/2054 (Callable 10/01/2030) (a)	200,000	211,561
5.00%, 01/01/2056 (Callable 05/01/2033) (a)	1,000,000	1,081,998
California Enterprise Development Authority, 5.00%, 07/01/2036	1,000,000	1,102,980
California Housing Finance Agency
3.75%, 03/25/2035	467,980	471,017
4.38%, 09/20/2036	486,164	489,550
California Municipal Finance Authority
5.00%, 08/01/2039 (Callable 08/01/2029)	1,365,000	1,371,339
4.00%, 12/01/2043 (Callable 12/01/2034)	1,000,000	959,203
California Pollution Control Financing Authority, 5.00%, 07/01/2029 (c)	250,000	257,173
California Public Finance Authority
6.50%, 06/01/2054 (Callable 06/01/2031) (c)	130,000	121,301
5.10%, 04/01/2066 (Callable 04/01/2031) (a)(c)	550,000	547,086
California State University, 3.13%, 11/01/2051 (Callable 05/02/2026) (a)	750,000	748,830
City of Los Angeles Department of Airports, 5.00%, 05/15/2033 (Callable 05/15/2029) (b)	500,000	525,206
El Dorado Irrigation District, 5.00%, 03/01/2044 (Callable 03/01/2034)	300,000	319,745
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	685,349	636,936
2.25%, 09/25/2037	1,351,208	1,136,103
3.16%, 12/25/2038 (a)	493,420	431,060
FRETE 2026-ML33 Trust, Series 2026-ML33, Class AUS, 4.64%, 10/25/2040 (Callable 10/25/2040) (a)	1,000,000	1,032,857
Indio Finance Authority, 5.25%, 11/01/2042 (Callable 11/01/2032)	2,500,000	2,717,186
Inglewood Unified School District, 5.50%, 08/01/2044 (Callable 08/01/2035)	1,000,000	1,126,479
Lake Elsinore Facilities Financing Authority Successor Agency, 5.25%, 04/01/2047 (Callable 04/01/2032)	2,000,000	2,109,317
Los Alamitos Unified School District, 6.05%, 08/01/2042 (Callable 08/01/2029)	575,000	619,656
Los Angeles Department of Water & Power, 5.00%, 07/01/2043 (Callable 07/01/2032)	75,000	78,463
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2035 (Callable 01/01/2028)	1,385,000	1,422,251
5.00%, 07/01/2044 (Callable 07/01/2034)	665,000	699,807
5.00%, 07/01/2048 (Callable 01/01/2028)	540,000	544,720
Los Angeles Unified School District/CA, 5.25%, 07/01/2042 (Callable 01/01/2028)	1,500,000	1,548,312
Mayers Memorial Hospital District
0.00%, 08/01/2029 (d)	160,000	138,347
0.00%, 08/01/2030 (d)	360,000	295,159
Morongo Unified School District, 5.50%, 08/01/2041 (Callable 08/01/2030)	425,000	457,756
Needles Unified School District, 0.00%, 08/01/2041 (d)	875,000	743,441
Paradise Unified School District
5.00%, 05/01/2035 (Callable 05/01/2030)	505,000	523,401
5.00%, 05/01/2040 (Callable 05/01/2030)	405,000	412,215
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041 (Callable 05/15/2032)	330,000	357,532
River Islands Public Financing Authority
5.00%, 09/01/2045 (Callable 09/01/2032)	530,000	569,943
5.00%, 09/01/2050 (Callable 09/01/2032)	800,000	835,821
Sacramento City Unified School District/CA, 5.50%, 08/01/2047 (Callable 08/01/2030)	2,110,000	2,217,102
San Diego County Regional Airport Authority, 5.00%, 07/01/2046 (Callable 07/01/2031) (b)	1,890,000	1,923,097
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2041 (Callable 05/02/2026) (b)	1,000,000	1,000,324
5.75%, 05/01/2048 (Callable 05/01/2033) (b)	1,000,000	1,067,995
San Ysidro School District, 0.00%, 08/01/2031 (d)	600,000	499,862
Siskiyou Community College District, 0.00%, 08/01/2031 (d)	240,000	203,437
Stockton Unified School District, 0.00%, 08/01/2050 (Callable 08/01/2037) (d)	500,000	573,105
		39,898,945

Colorado - 2.5%
Adams County School District No 14, 5.50%, 12/01/2042 (Callable 12/01/2034)	1,035,000	1,160,245
Arapahoe County School District No 6 Littleton, 5.50%, 12/01/2043 (Callable 12/01/2028)	1,000,000	1,043,172
Baseline Metropolitan District No 1, 4.00%, 12/01/2046 (Callable 12/01/2029)	1,000,000	922,273
Centennial Water & Sanitation District, 5.25%, 12/01/2048 (Callable 12/01/2028)	500,000	513,742
Colorado Bridge & Tunnel Enterprise, 5.25%, 12/01/2050 (Callable 12/01/2034)	3,250,000	3,406,346
Colorado Bridge Enterprise
4.00%, 12/31/2030 (Callable 12/31/2027) (b)	750,000	752,707
4.00%, 06/30/2031 (Callable 12/31/2027) (b)	250,000	250,746
Colorado Educational & Cultural Facilities Authority
5.00%, 10/01/2028 (Callable 05/02/2026)	350,000	331,539
2.00%, 09/01/2030 (Callable 09/01/2028)	70,000	65,456
5.00%, 10/01/2030 (Callable 05/02/2026)	470,000	427,724
5.00%, 12/01/2038 (Callable 12/01/2028)	75,000	76,458
5.00%, 07/01/2045 (Callable 07/01/2035)	625,000	637,205
Colorado Health Facilities Authority
3.50%, 05/15/2030 (Callable 05/02/2026)	300,000	295,104
5.00%, 08/01/2035 (Callable 08/01/2029)	1,400,000	1,459,344
5.00%, 08/01/2044 (Callable 08/01/2029)	625,000	634,864
Colorado Housing and Finance Authority, 3.50%, 11/01/2043 (Callable 05/02/2026) (a)	500,000	500,239
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	500,000	502,356
Denver Health & Hospital Authority
5.00%, 12/01/2033 (Callable 12/01/2028)	300,000	309,088
5.00%, 12/01/2033 (Callable 12/01/2029)	200,000	208,183
Durango School District No 9-R, 5.25%, 11/01/2044 (Callable 11/01/2034)	1,000,000	1,087,481
Grand River Hospital District
5.25%, 12/01/2031 (Callable 12/01/2028)	75,000	78,487
6.00%, 12/01/2045 (Callable 12/01/2035)	800,000	905,449
Regional Transportation District, 4.00%, 07/15/2039	115,000	110,583
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	1,000,000	1,012,688
Vail Home Partners Corp.
5.75%, 10/01/2045 (Callable 04/01/2035) (c)	625,000	646,870
5.88%, 10/01/2055 (Callable 04/01/2035) (c)	1,250,000	1,269,121
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 04/22/2026)	106,000	91,518
Weld County School District No RE-4, 5.25%, 12/01/2047 (Callable 12/01/2032)	1,000,000	1,052,956
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)	1,000,000	1,034,235
		20,786,179

Connecticut - 0.8%
Connecticut Housing Finance Authority, 4.80%, 05/01/2043	2,625,000	2,654,874
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2029 (Callable 07/01/2028)	40,000	40,072
4.00%, 07/01/2030 (Callable 07/01/2026)	1,300,000	1,291,092
4.00%, 07/01/2031 (Callable 07/01/2028)	30,000	29,742
2.95%, 07/01/2049 (a)	1,000,000	1,004,147
Connecticut State Higher Education Supplement Loan Authority, 5.00%, 11/15/2033 (b)	540,000	575,519
Stamford Housing Authority, 4.25%, 10/01/2030	870,000	876,656
		6,472,102

Delaware - 0.2%
Delaware State Economic Development Authority, 5.00%, 10/01/2036 (Callable 05/02/2026)	595,000	586,382
Delaware State Housing Authority, 6.00%, 01/01/2055 (Callable 07/01/2033)	940,000	1,026,702
		1,613,084

District of Columbia - 0.4%
District of Columbia
5.00%, 07/01/2037 (Callable 01/01/2028)	2,000,000	2,017,496
5.00%, 07/01/2042 (Callable 07/01/2032)	500,000	486,100
District of Columbia Income Tax Revenue, 5.50%, 07/01/2047 (Callable 07/01/2032)	1,000,000	1,066,339
		3,569,935

Florida - 3.7%
Brevard County Health Facilities Authority, 5.00%, 04/01/2052 (Callable 04/01/2032)	750,000	754,258
Capital Trust Agency, Inc., 3.38%, 07/01/2031 (c)	310,000	296,879
Charlotte County Industrial Development Authority/FL, 6.13%, 10/01/2055 (Callable 10/01/2033) (b)	1,000,000	1,022,808
City of Cape Coral FL Water & Sewer Revenue
5.25%, 10/01/2048 (Callable 10/01/2033)	750,000	795,600
5.65%, 03/01/2054 (Callable 03/01/2033)	990,000	1,036,793
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	550,000	595,515
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2032 (Callable 11/01/2027)	1,305,000	1,342,779
City Of South Miami Health Facilities Authority, Inc., 5.00%, 08/15/2065 (Callable 05/15/2030) (a)	1,000,000	1,076,442
City of Tampa FL Water & Wastewater System Revenue
5.00%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,043,020
5.25%, 10/01/2057 (Callable 10/01/2032)	750,000	779,999
Collier County Industrial Development Authority, 5.25%, 10/01/2052 (Callable 04/01/2034)	1,500,000	1,525,554
County of Bay FL, 5.00%, 09/01/2033 (Callable 05/02/2026)	640,000	640,455
County of Broward FL Airport System Revenue, 5.00%, 10/01/2033 (Callable 10/01/2029) (b)	1,500,000	1,575,500
County of Broward FL Port Facilities Revenue, 5.00%, 09/01/2044 (Callable 09/01/2029)	1,000,000	1,023,758
County of Miami-Dade FL Transit System, 5.00%, 07/01/2049 (Callable 07/01/2032)	2,000,000	2,033,587
County of Okeechobee FL Half-Cent Sales Tax Revenue, 5.00%, 09/01/2044 (Callable 09/01/2034)	435,000	458,487
County of Pasco FL, 5.00%, 09/01/2048 (Callable 03/01/2033)	500,000	504,643
County of Pasco FL Solid Waste Disposal & Resource Recovery System Revenue, 5.25%, 10/01/2042 (Callable 04/01/2031) (b)	1,565,000	1,618,029
County of Sarasota FL Utility System Revenue, 5.25%, 10/01/2047 (Callable 10/01/2032)	2,000,000	2,101,438
Florida Development Finance Corp.
5.25%, 06/15/2029 (Callable 06/15/2027) (c)	830,000	831,721
5.00%, 08/15/2032 (c)	455,000	452,619
3.40%, 09/01/2050 (Callable 06/03/2028) (a)(b)	2,000,000	2,000,217
Florida Higher Educational Facilities Financing Authority, 5.00%, 07/01/2035 (Callable 07/01/2033) (c)	1,000,000	1,008,834
Florida Housing Finance Corp.
2.33%, 07/01/2036	448,347	365,442
4.20%, 01/01/2045 (Callable 01/01/2028)	40,000	38,886
6.00%, 01/01/2057	1,000,000	1,120,714
Greater Orlando Aviation Authority, 5.00%, 10/01/2036 (Callable 10/01/2027) (b)	1,000,000	1,018,397
Miami-Dade County Housing Finance Authority, 4.88%, 03/01/2046	1,000,000	994,163
Palm Beach County Educational Facilities Authority
4.00%, 10/01/2027	260,000	260,808
4.00%, 10/01/2028	270,000	271,009
St Johns County Housing Finance Authority, 5.50%, 12/01/2028 (Callable 06/01/2026) (a)(c)	500,000	499,803
Tolomato Community Development District, 4.00%, 05/01/2040 (Callable 05/01/2032)	1,725,000	1,671,337
		30,759,494

Georgia - 1.6%
Atlanta Urban Residential Finance Authority, 4.75%, 05/01/2043	1,300,000	1,315,460
Bartow County Development Authority, 3.95%, 12/01/2032 (a)	500,000	508,495
City of Griffin GA Public Utility Revenue, 5.00%, 01/01/2051 (Callable 01/01/2036)	2,050,000	2,110,024
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)	1,000,000	1,006,147
4.00%, 12/01/2035 (Callable 12/01/2032)	675,000	666,864
Development Authority of Burke County, 2.75%, 01/01/2052 (Callable 05/03/2031)	500,000	307,890
Gainesville & Hall County Development Authority, 2.00%, 11/15/2033 (Callable 05/01/2026) (a)	1,000,000	1,000,000
Georgia Housing & Finance Authority, 2.50%, 06/01/2050 (Callable 06/10/2030)	750,000	510,258
Georgia Municipal Association, Inc., 4.00%, 01/01/2055 (Callable 01/01/2035)	1,550,000	1,353,254
Gwinnett County School District, 5.00%, 02/01/2040 (Callable 02/01/2029)	1,500,000	1,563,207
Main Street Energy, Inc., 5.00%, 12/01/2033 (Callable 09/01/2033)	1,000,000	1,047,662
Main Street Natural Gas, Inc.
5.00%, 12/01/2033	450,000	471,148
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	1,025,000	1,036,940
5.00%, 12/01/2052 (Callable 03/01/2029) (a)	350,000	365,174
5.00%, 07/01/2053 (Callable 12/01/2029) (a)	250,000	262,134
		13,524,657

Idaho - 0.4%
Idaho Health Facilities Authority, 4.38%, 03/01/2053 (Callable 03/01/2035)	1,000,000	914,732
Idaho Housing & Finance Association
4.13%, 05/01/2039 (Callable 05/01/2032)	450,000	434,065
3.00%, 05/01/2042 (Callable 05/01/2032)	340,000	263,991
3.00%, 02/21/2046	467,637	407,033
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	509,190
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	1,050,000	1,060,891
		3,589,902

Illinois - 6.9%
Chicago Board of Education, 5.50%, 12/01/2026	20,000	20,203
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	375,000	407,573
Chicago O'Hare International Airport
5.00%, 01/01/2033 (Callable 01/01/2027) (b)	1,500,000	1,516,750
5.25%, 01/01/2042 (Callable 01/01/2027)	1,500,000	1,515,743
5.50%, 01/01/2055 (Callable 01/01/2032) (b)	300,000	308,583
City of Chicago IL
0.00%, 01/01/2027 (d)	100,000	97,785
6.00%, 01/01/2046 (Callable 01/01/2034)	500,000	540,380
City of Chicago IL Wastewater Transmission Revenue, 5.00%, 01/01/2042 (Callable 01/01/2034)	1,250,000	1,331,259
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2029 (Callable 11/01/2026)	1,050,000	1,061,626
5.00%, 11/01/2031 (Callable 11/01/2026)	1,000,000	1,011,703
5.25%, 11/01/2034 (Callable 11/01/2027)	1,000,000	1,030,393
City of Hillsboro IL
5.00%, 12/01/2050 (Callable 12/01/2034)	940,000	957,708
5.00%, 12/01/2054 (Callable 12/01/2034)	775,000	783,306
City of Kankakee IL Waterworks & Sewerage System
5.00%, 05/01/2033	595,000	643,454
5.00%, 05/01/2035	480,000	519,497
5.00%, 05/01/2037 (Callable 05/01/2035)	915,000	974,905
Cook County Community College District No 508, 5.50%, 12/01/2051 (Callable 12/01/2035)	4,000,000	4,223,412
Cook County High School District No 220 Reavis
5.00%, 12/01/2044 (Callable 12/01/2034)	525,000	544,039
5.00%, 12/01/2045 (Callable 12/01/2034)	555,000	571,290
Cook County School District No 86 Harwood Heights, 5.00%, 12/01/2039 (Callable 12/01/2033)	325,000	346,545
Illinois Finance Authority
5.00%, 03/01/2030 (Callable 03/01/2027)	390,000	395,320
5.00%, 11/01/2031 (Callable 11/01/2026)	135,000	136,015
5.00%, 02/15/2032 (Callable 08/15/2027)	500,000	504,130
5.00%, 05/15/2033 (Callable 11/15/2028)	640,000	664,404
5.00%, 10/01/2034 (Callable 10/01/2030)	775,000	802,188
5.00%, 02/15/2036 (Callable 02/15/2027)	330,000	333,631
5.00%, 02/15/2036 (Callable 02/15/2027)	70,000	71,441
5.00%, 02/15/2037 (Callable 08/15/2027)	1,040,000	1,041,367
4.13%, 11/15/2037 (Callable 05/02/2026)	60,000	58,580
5.25%, 04/01/2044 (Callable 04/01/2034)	1,200,000	1,207,824
5.25%, 04/01/2047 (Callable 04/01/2034)	500,000	525,728
5.25%, 04/01/2049 (Callable 04/01/2034)	350,000	364,791
5.00%, 02/15/2050 (Callable 08/15/2027)	950,000	862,887
Illinois Housing Development Authority
4.45%, 04/01/2042 (Callable 04/01/2036)	2,500,000	2,453,427
6.50%, 10/01/2045 (Callable 10/01/2033)	1,200,000	1,348,436
6.25%, 10/01/2055 (Callable 04/01/2033)	2,375,000	2,661,706
6.25%, 10/01/2056	450,000	508,765
Illinois Sports Facilities Authority, 5.00%, 06/15/2030	1,000,000	1,051,638
Illinois State Toll Highway Authority, 5.00%, 01/01/2045 (Callable 01/01/2031)	580,000	600,094
Knox County Community Unit School District No 202 Knoxville
5.00%, 12/01/2042 (Callable 12/01/2035)	230,000	244,009
5.00%, 12/01/2043 (Callable 12/01/2035)	305,000	322,074
5.00%, 12/01/2044 (Callable 12/01/2035)	335,000	350,953
5.00%, 12/01/2045 (Callable 12/01/2035)	375,000	389,398
5.00%, 12/01/2046 (Callable 12/01/2035)	330,000	338,306
5.00%, 12/01/2047 (Callable 12/01/2035)	505,000	512,783
Lake County Community Unit School District No 187 North Chicago, 5.00%, 01/01/2031	625,000	667,000
McLean County Community Unit School District No 19 Ridgeview, 5.25%, 12/01/2045 (Callable 12/01/2034)	2,075,000	2,190,888
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2028 (d)	1,015,000	945,795
0.00%, 06/15/2029 (d)	100,000	90,008
0.00%, 12/15/2034 (d)	700,000	501,990
0.00%, 12/15/2037 (d)	1,000,000	811,999
0.00%, 12/15/2042 (Callable 06/15/2038) (d)	150,000	113,774
Moultrie Shelby & Coles Counties Community Unit School District No 300, 5.00%, 12/01/2044 (Callable 06/01/2029)	890,000	919,028
Northeastern Illinois University, 5.25%, 07/01/2050 (Callable 07/01/2035)	1,625,000	1,638,226
Northern Illinois University, 5.50%, 04/01/2049 (Callable 04/01/2034)	2,000,000	2,066,313
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2038 (Callable 02/01/2032)	450,000	486,106
Southern Illinois University, 5.25%, 02/15/2050 (Callable 02/15/2035)	1,150,000	1,183,462
Southwestern Illinois Development Authority, 5.50%, 04/01/2050 (Callable 04/01/2035)	1,000,000	1,067,290
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2044 (Callable 01/01/2034)	250,000	257,574
5.00%, 01/01/2049 (Callable 01/01/2034)	1,000,000	1,001,662
5.00%, 01/01/2054 (Callable 01/01/2034)	1,350,000	1,323,679
St Clair County School District No 118 Belleville, 5.50%, 12/01/2037 (Callable 12/01/2034)	1,125,000	1,257,847
Upper Illinois River Valley Development Authority, 5.00%, 01/01/2045 (Callable 01/01/2027) (c)	200,000	188,440
Village of Romeoville IL, 5.00%, 10/01/2035 (Callable 04/22/2026)	300,000	300,013
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	1,000,000	1,031,316
Will County Community High School District No 210 Lincoln-Way, 4.00%, 01/01/2034 (Callable 01/01/2029)	100,000	100,412
Will County Community High School District No. 210
0.00%, 01/01/2027 (d)	95,000	92,608
0.00%, 01/01/2033 (d)	635,000	486,732
Will County School District No 114 Manhattan
5.50%, 01/01/2043 (Callable 01/01/2033)	2,000,000	2,166,902
5.50%, 09/01/2052 (Callable 01/01/2033)	1,000,000	1,037,527
Winnebago County Community Unit School District No 320 South Beloit, 5.00%, 02/01/2032	400,000	431,481
		58,514,121

Indiana - 3.7%
Boone County Building Corp., 5.25%, 08/01/2038 (Callable 02/01/2032)	1,235,000	1,327,989
Carmel Redevelopment Authority, 1.13%, 01/15/2044 (Callable 07/15/2032)	945,000	525,420
City of Carmel IN Waterworks Revenue, 4.00%, 05/01/2043 (Callable 05/01/2032)	400,000	381,258
City of Franklin IN Sewage Works Revenue
5.00%, 03/01/2040 (Callable 03/01/2035)	500,000	539,016
5.00%, 03/01/2041 (Callable 03/01/2035)	600,000	642,590
5.00%, 03/01/2042 (Callable 03/01/2035)	350,000	372,596
5.00%, 03/01/2043 (Callable 03/01/2035)	400,000	423,198
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 05/02/2026)	1,000,000	997,338
Fishers Town Hall Building Corp., 5.63%, 07/15/2048 (Callable 01/15/2034)	25,000	26,998
Gary Chicago International Airport Authority, 4.50%, 02/01/2045 (Callable 02/01/2035)	750,000	736,111
Hammond Local Public Improvement Bond Bank, 5.50%, 07/15/2036 (Callable 07/15/2030)	500,000	523,090
Indiana Finance Authority
2.50%, 11/01/2030	100,000	95,245
5.75%, 06/01/2048 (Callable 12/01/2033)	500,000	531,543
5.00%, 10/01/2063 (Callable 10/01/2030) (a)	1,000,000	1,090,076
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	100,000	100,169
Indiana Housing & Community Development Authority
4.55%, 11/01/2041	2,000,000	2,033,443
4.54%, 03/01/2043	3,300,000	3,241,927
Indianapolis Local Public Improvement Bond Bank
5.25%, 01/01/2039 (Callable 01/01/2032) (b)	2,000,000	2,128,235
6.00%, 02/01/2048 (Callable 02/01/2033)	2,000,000	2,191,768
Knightstown High School Building Corp.
5.00%, 07/10/2037 (Callable 01/10/2036)	750,000	825,823
5.00%, 07/10/2039 (Callable 01/10/2036)	830,000	901,332
5.00%, 07/10/2041 (Callable 01/10/2036)	920,000	988,117
Merrillville Redevelopment Authority, 5.00%, 07/15/2040 (Callable 07/15/2035)	860,000	910,799
New Albany-Floyd County School Building Corp.
5.00%, 07/15/2043 (Callable 07/15/2034)	1,255,000	1,329,748
5.00%, 01/15/2046 (Callable 07/15/2034)	1,750,000	1,831,167
Noblesville Community Development Corp., 5.00%, 08/01/2039 (Callable 02/01/2034)	1,785,000	1,918,057
St Joseph County Airport Authority, 0.01%, 07/01/2028 (b)	155,000	143,037
Westfield-Washington Multi-School Building Corp.
5.00%, 07/15/2040 (Callable 07/15/2034)	1,000,000	1,074,737
5.00%, 07/15/2042 (Callable 07/15/2034)	1,890,000	2,006,112
Whitestown Redevelopment Authority
5.00%, 08/01/2039 (Callable 08/01/2035)	700,000	761,647
5.00%, 02/01/2041 (Callable 08/01/2035)	775,000	834,617
		31,433,203

Iowa - 1.1%
County of Polk IA
5.00%, 06/01/2036 (Callable 06/01/2032) (b)	1,500,000	1,601,184
5.00%, 06/01/2039 (Callable 06/01/2032) (b)	1,435,000	1,505,140
5.25%, 06/01/2041 (Callable 06/01/2033) (b)	1,500,000	1,592,839
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030) (c)	250,000	224,083
5.00%, 08/01/2042 (Callable 02/01/2035)	1,300,000	1,416,410
6.00%, 11/01/2042 (Callable 11/01/2041) (c)	1,000,000	999,656
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)	730,000	735,505
Waterloo Community School District Infrastructure Sales Services & Use Tax, 5.00%, 07/01/2047 (Callable 07/01/2033)	1,000,000	1,014,633
		9,089,450

Kansas - 0.7%
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 05/02/2026)	500,000	500,139
City of Wichita KS, 5.25%, 05/15/2039 (Callable 05/15/2031)	1,210,000	1,204,267
Johnson & Miami Counties Unified School District No 230 Spring Hills, 6.00%, 09/01/2042 (Callable 09/01/2035)	1,585,000	1,817,198
Miami County Unified School District No 367 Osawatomie, 5.25%, 09/01/2043 (Callable 09/01/2034)	480,000	505,882
Wyandotte County Unified School District No 500 Kansas City, 5.25%, 09/01/2055 (Callable 09/01/2034)	840,000	864,124
Wyandotte County-Kansas City Unified Government
0.00%, 12/01/2027 (d)	170,000	159,656
4.75%, 03/01/2041 (Callable 03/01/2031) (c)	200,000	193,232
5.50%, 03/01/2046 (Callable 03/01/2031) (c)	300,000	294,718
		5,539,216

Kentucky - 1.4%
Garrard County School District Finance Corp., 5.00%, 08/01/2037 (Callable 08/01/2031)	810,000	857,671
Kenton County Airport Board, 5.00%, 01/01/2031 (b)	800,000	860,988
Kentucky Economic Development Finance Authority
0.00%, 10/01/2027 (d)	245,000	230,920
5.00%, 07/01/2033 (Callable 05/02/2026)	200,000	200,218
Kentucky Housing Corp., 3.15%, 05/01/2030 (Callable 05/01/2028) (a)	350,000	350,702
Kentucky Public Energy Authority
5.00%, 07/01/2027	525,000	535,105
5.00%, 05/01/2036 (Callable 02/01/2036)	1,750,000	1,841,749
5.25%, 06/01/2055 (Callable 09/01/2029) (a)	3,700,000	3,915,639
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2032 (Callable 10/01/2026)	1,280,000	1,289,907
5.00%, 10/01/2047 (Callable 07/01/2026) (a)	500,000	504,969
Rural Water Financing Agency, 3.00%, 08/01/2038 (Callable 08/01/2034)	1,795,000	1,558,112
		12,145,980

Louisiana - 0.5%
Louisiana Housing Corp., 5.00%, 07/01/2046 (Callable 04/22/2026) (a)	500,000	502,658
Louisiana Public Facilities Authority
5.00%, 07/01/2038 (Callable 07/01/2035)	425,000	466,688
5.00%, 07/01/2043 (Callable 07/01/2035)	1,000,000	1,063,190
New Orleans Aviation Board, 5.00%, 01/01/2030 (Callable 01/01/2027) (b)	1,550,000	1,569,020
Terrebonne Parish Hospital Service District No 1
5.00%, 04/01/2027	495,000	504,960
5.00%, 04/01/2030	435,000	463,697
		4,570,213

Maine - 0.3%
Eastern Maine Healthcare Systems, 5.02%, 07/01/2036	2,730,000	2,033,750
Maine Health & Higher Educational Facilities Authority, 5.00%, 07/01/2037 (Callable 07/01/2030)	600,000	630,777
		2,664,527

Maryland - 0.5%
City of Baltimore MD, 5.00%, 07/01/2030 (Callable 01/01/2027)	2,000,000	2,031,137
Maryland Economic Development Corp.
5.00%, 06/01/2030 (Callable 06/01/2028)	500,000	518,113
5.00%, 10/01/2045 (Callable 10/01/2034)	1,000,000	1,020,975
Maryland Health & Higher Educational Facilities Authority, 5.00%, 01/01/2030	100,000	104,973
Montgomery County Housing Opportunities Commission, 5.13%, 01/01/2053 (Callable 01/01/2034)	700,000	720,558
		4,395,756

Massachusetts - 1.5%
Commonwealth of Massachusetts
5.25%, 09/01/2043 (Callable 09/01/2028)	1,025,000	1,060,376
5.25%, 04/01/2047 (Callable 04/01/2027)	2,000,000	2,023,145
County of Norfolk MA, 3.00%, 09/15/2029 (Callable 05/02/2026)	50,000	48,369
Greater Fall River Vocational School District, 5.00%, 06/01/2055 (Callable 06/01/2034)	5,000,000	5,046,370
Massachusetts Development Finance Agency
5.00%, 10/01/2033 (Callable 10/01/2026)	1,285,000	1,286,270
5.25%, 10/01/2033	775,000	793,523
5.00%, 07/01/2044 (Callable 07/01/2027)	500,000	500,864
Massachusetts Educational Financing Authority, 2.00%, 07/01/2037 (Callable 07/01/2031) (b)	810,000	660,230
Massachusetts Port Authority, 5.00%, 07/01/2039 (Callable 07/01/2029) (b)	1,340,000	1,378,662
		12,797,809

Michigan - 3.1%
Allegan Public School District, 5.00%, 05/01/2037 (Callable 05/01/2033)	250,000	271,916
City of Detroit MI, 6.00%, 05/01/2043 (Callable 05/01/2033)	1,790,000	1,973,850
Detroit City School District, 5.00%, 05/01/2034 (Callable 05/01/2030)	1,000,000	1,067,841
Elkton-Pigeon-Bay Port Laker Schools
5.25%, 05/01/2044 (Callable 05/01/2035)	500,000	539,228
5.25%, 05/01/2045 (Callable 05/01/2035)	470,000	503,029
Flat Rock Community School District, 5.00%, 05/01/2041 (Callable 05/01/2032)	350,000	371,424
Four Lakes Special Assessment District, 5.00%, 06/01/2037 (Callable 06/01/2033)	2,170,000	2,304,659
Fraser Public School District
5.00%, 05/01/2038 (Callable 05/01/2033)	400,000	433,965
5.00%, 05/01/2039 (Callable 05/01/2033)	180,000	194,382
5.00%, 05/01/2048 (Callable 05/01/2033)	475,000	488,797
Gobles Public Schools
5.00%, 05/01/2046 (Callable 05/01/2034)	850,000	887,964
5.00%, 05/01/2050 (Callable 05/01/2034)	630,000	649,742
Grand Traverse County Hospital Finance Authority, 5.00%, 07/01/2044 (Callable 07/01/2028)	710,000	720,124
Great Lakes Water Authority Sewage Disposal System Revenue, 5.50%, 07/01/2055 (Callable 01/01/2035)	1,500,000	1,573,014
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)	1,000,000	1,004,213
Michigan Finance Authority
4.00%, 01/01/2028 (Callable 04/01/2027)	1,000,000	1,001,252
5.00%, 05/15/2035 (Callable 05/02/2026)	1,010,000	1,013,392
5.00%, 11/15/2041 (Callable 11/15/2026)	500,000	502,922
5.00%, 07/01/2043 (Callable 07/01/2035)	1,000,000	1,066,196
Michigan State Housing Development Authority
3.35%, 12/01/2031 (Callable 05/02/2026)	395,000	395,011
6.25%, 12/01/2055 (Callable 12/01/2033)	1,240,000	1,367,972
Michigan Strategic Fund, 5.00%, 12/31/2043 (Callable 12/31/2028) (b)	305,000	306,351
Okemos Public Schools
5.00%, 05/01/2040 (Callable 05/01/2034)	300,000	324,686
5.00%, 05/01/2041 (Callable 05/01/2034)	400,000	431,372
Rockford Public Schools, 5.00%, 05/01/2040 (Callable 05/01/2033)	500,000	536,705
Saline Area Schools
5.00%, 05/01/2041 (Callable 05/01/2035)	650,000	705,552
5.00%, 05/01/2043 (Callable 05/01/2035)	1,000,000	1,072,073
Van Dyke Public Schools, 5.50%, 05/01/2050 (Callable 05/01/2035)	1,500,000	1,594,759
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,025,474
Waterford School District/MI, 3.00%, 05/01/2028 (Callable 05/02/2026)	1,000,000	995,394
Wayne County Airport Authority, 5.25%, 12/01/2038 (Callable 12/01/2035) (b)	450,000	496,129
		25,819,388

Minnesota - 1.4%
City of Virginia MN, 5.00%, 12/15/2026 (Callable 05/02/2026)	1,000,000	1,000,965
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.33%, 08/25/2041 (Callable 08/25/2041) (a)	991,758	1,016,263
Housing & Redevelopment Authority of The City of St Paul Minnesota, 5.00%, 12/01/2036 (Callable 12/01/2030)	150,000	154,581
Minnesota Housing Finance Agency
3.80%, 07/01/2038 (Callable 05/02/2026)	550,000	530,637
4.50%, 01/01/2043 (Callable 01/01/2033)	460,000	460,096
4.25%, 01/01/2049 (Callable 01/01/2028)	150,000	151,503
6.50%, 07/01/2054 (Callable 07/01/2033)	670,000	732,461
Minnesota Municipal Gas Agency, 5.00%, 09/01/2035 (Callable 06/01/2035)	2,500,000	2,575,825
Northern Municipal Power Agency
5.00%, 01/01/2039 (Callable 01/01/2031)	125,000	130,454
5.00%, 01/01/2040 (Callable 01/01/2031)	100,000	104,049
Rosemount-Apple Valley-Eagan Independent School District No 196, 4.00%, 02/01/2042 (Callable 02/01/2032)	4,000,000	3,963,971
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)	1,000,000	1,007,211
		11,828,016

Mississippi - 1.2%
City of Gulfport MS, 5.00%, 07/01/2026	100,000	100,307
City of Starkville MS Water & Sewer System Revenue
4.00%, 02/01/2038 (Callable 02/01/2033)	390,000	394,002
4.00%, 02/01/2039 (Callable 02/01/2033)	405,000	407,002
4.00%, 02/01/2040 (Callable 02/01/2033)	350,000	347,156
County of Hinds MS
4.00%, 08/01/2029 (Callable 08/01/2027)	15,000	14,934
4.00%, 11/01/2034 (Callable 05/02/2026)	100,000	95,130
4.63%, 09/01/2054 (Callable 09/01/2029) (c)	500,000	457,673
Mississippi Business Finance Corp., 1.80%, 11/01/2035 (Callable 05/01/2026) (a)	1,000,000	1,000,000
Mississippi Development Bank
5.00%, 03/01/2030 (Callable 03/01/2027)	30,000	30,188
5.00%, 08/01/2030 (Callable 08/01/2029)	250,000	256,799
5.00%, 11/01/2030 (Callable 11/01/2027)	225,000	226,905
5.00%, 03/01/2031 (Callable 03/01/2027)	100,000	100,551
1.48%, 07/01/2031 (Callable 05/02/2026) (c)	864,000	781,592
5.00%, 08/01/2031 (Callable 08/01/2029)	240,000	245,944
5.00%, 03/01/2032 (Callable 03/01/2027)	50,000	50,246
5.00%, 03/01/2036	2,000,000	2,093,808
1.99%, 06/01/2042 (Callable 05/02/2026)	2,563,000	1,795,984
4.00%, 05/01/2044 (Callable 05/01/2033)	360,000	338,358
5.25%, 03/01/2045 (Callable 03/01/2028)	150,000	145,338
5.00%, 05/01/2052 (Callable 05/01/2034)	1,000,000	1,015,202
		9,897,119

Missouri - 4.4%
Boonville School District No R-1/MO, 5.00%, 03/01/2043 (Callable 03/01/2029)	1,600,000	1,645,988
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	1,000,000	1,002,232
City of Kansas City MO
0.00%, 02/01/2029 (d)	785,000	702,885
5.00%, 02/01/2040 (Callable 02/01/2035)	400,000	439,218
5.00%, 02/01/2041 (Callable 02/01/2035)	600,000	653,070
5.00%, 02/01/2042 (Callable 02/01/2035)	700,000	756,723
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	300,000	309,764
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2039 (Callable 04/01/2033)	600,000	645,770
County of Phelps MO, 6.00%, 12/01/2055 (Callable 12/01/2035)	500,000	522,754
Health & Educational Facilities Authority of the State of Missouri
5.00%, 05/01/2032	500,000	525,470
5.00%, 11/15/2032 (Callable 08/15/2032)	1,200,000	1,317,050
5.00%, 11/15/2033 (Callable 11/15/2030)	360,000	387,451
5.00%, 06/01/2052	2,500,000	2,568,816
Industrial Development Authority of the City of St Louis Missouri, 3.15%, 04/01/2046 (Callable 07/01/2027) (a)	915,000	916,101
Jefferson City School District/MO, 5.50%, 03/01/2044 (Callable 03/01/2033)	1,300,000	1,407,488
Jefferson County School District No R-VI Festus, 5.00%, 04/01/2051 (Callable 04/01/2033)	1,000,000	1,009,832
Johnson County School District No R-VIII Knob Noster, 5.25%, 04/01/2051 (Callable 04/01/2033)	2,000,000	2,053,844
Kansas City Industrial Development Authority, 5.00%, 03/01/2031 (Callable 03/01/2030) (b)	1,000,000	1,057,517
Missouri Development Finance Board, 5.50%, 12/01/2050 (Callable 12/01/2033)	1,050,000	1,106,824
Missouri Housing Development Commission
3.88%, 05/01/2050 (Callable 05/01/2029)	370,000	370,903
6.00%, 05/01/2055 (Callable 05/01/2033)	495,000	546,044
5.75%, 05/01/2056 (Callable 05/01/2033)	990,000	1,071,873
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2034	870,000	983,743
Monarch-Chesterfield Levee District, 4.13%, 03/01/2044 (Callable 03/01/2034)	1,000,000	972,843
Ozark Reorg School District No R-6/MO, 6.00%, 03/01/2042 (Callable 09/01/2032)	2,200,000	2,481,535
Pettis County School District No 200 Sedalia, 5.00%, 04/15/2046 (Callable 04/15/2030)	1,575,000	1,607,614
Platte County R-III School District, 6.25%, 03/01/2044 (Callable 03/01/2035)	1,675,000	1,923,882
St Clair Fire Protection District
5.00%, 03/01/2040 (Callable 03/01/2034)	500,000	539,482
5.00%, 03/01/2042 (Callable 03/01/2034)	705,000	752,400
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	25,000	25,014
5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,009,485
St Louis Municipal Finance Corp., 5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,019,830
Troy Reorganized School District No 3 Lincoln County
5.00%, 03/01/2039 (Callable 03/01/2031)	2,000,000	2,129,175
5.00%, 03/01/2040 (Callable 03/01/2031)	250,000	265,105
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	500,000	507,796
Warren County School District No R-III, 5.00%, 03/01/2044 (Callable 03/01/2030)	1,075,000	1,100,960
Wright City R-II School District, 6.00%, 03/01/2042 (Callable 09/01/2032)	1,000,000	1,127,971
		37,464,452
Montana - 0.5%
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)	1,000,000	1,015,312
Montana Board of Housing, 6.00%, 12/01/2054 (Callable 06/01/2033)	1,345,000	1,448,999
Montana Facility Finance Authority
5.00%, 07/01/2033 (Callable 07/01/2028)	500,000	518,944
5.00%, 06/01/2035 (Callable 06/01/2028)	1,000,000	1,031,589
		4,014,844

Nebraska - 0.3%
Beatrice Area Solid Waste Agency, 4.63%, 03/15/2050 (Callable 03/05/2033)	750,000	716,229
Central Plains Energy Project
5.00%, 05/01/2053 (Callable 07/01/2029) (a)	1,165,000	1,216,716
5.00%, 05/01/2054 (Callable 08/01/2029) (a)	750,000	793,254
		2,726,199

Nevada - 0.3%
Carson City NV, 5.00%, 09/01/2031 (Callable 09/01/2027)	495,000	503,396
County of Washoe NV, 4.13%, 03/01/2036 (a)(b)	500,000	506,363
Nevada Housing Division, 7.50%, 04/01/2049 (Callable 10/01/2033)	1,000,000	1,189,729
		2,199,488

New Hampshire - 1.1%
New Hampshire Business Finance Authority
4.50%, 10/01/2033	1,000,000	1,033,846
4.38%, 09/20/2036	474,912	477,601
4.95%, 02/20/2041 (a)	997,266	1,020,661
4.22%, 11/20/2042 (a)	3,478,391	3,338,931
4.13%, 04/20/2043 (Callable 03/01/2035) (a)	750,000	728,693
5.25%, 06/01/2045 (Callable 06/01/2035)	1,000,000	1,041,662
5.75%, 04/01/2050 (Callable 04/01/2033) (b)	500,000	510,110
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2035 (Callable 10/01/2027)	450,000	457,880
5.50%, 06/01/2036 (Callable 06/01/2026)	500,000	501,502
		9,110,886

New Jersey - 0.5%
New Jersey Higher Education Student Assistance Authority, 4.50%, 12/01/2045 (Callable 12/01/2035) (b)	2,500,000	2,503,233
New Jersey Housing & Mortgage Finance Agency, 5.00%, 10/01/2063	490,188	494,567
Newark Parking Authority
5.25%, 02/01/2043 (Callable 02/01/2033)	200,000	206,005
5.50%, 02/01/2051 (Callable 02/01/2033)	340,000	345,442
Toms River Board of Education, 3.00%, 07/15/2029 (Callable 07/15/2026)	250,000	242,970
		3,792,217

New Mexico - 0.2%
New Mexico Hospital Equipment Loan Council, 4.00%, 08/01/2035 (Callable 11/01/2027)	1,995,000	1,983,342

New York - 4.3%
Albany County Capital Resource Corp., 3.10%, 07/01/2030	100,000	96,979
Build NYC Resource Corp.
4.00%, 12/01/2031 (Callable 12/01/2029) (c)	300,000	293,610
5.50%, 12/01/2056 (Callable 12/01/2035)	1,000,000	1,037,753
City of New York NY, 5.25%, 10/01/2043 (Callable 10/01/2032)	1,000,000	1,067,239
Empire State Development Corp., 5.00%, 03/15/2034 (Callable 09/15/2027)	1,500,000	1,540,407
Genesee County Funding Corp., 5.50%, 12/01/2055 (Callable 12/01/2035)	1,100,000	1,121,501
Huntington Local Development Corp., 4.00%, 07/01/2027	140,000	138,263
Long Island Power Authority, 3.00%, 09/01/2055 (Callable 03/01/2028) (a)	1,500,000	1,500,900
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	980,446	1,010,460
New York City Housing Development Corp.
2.55%, 11/01/2045 (Callable 02/01/2029)	1,000,000	711,178
3.95%, 11/01/2064 (Callable 07/01/2028) (a)	2,000,000	2,035,573
New York City Municipal Water Finance Authority
5.00%, 06/15/2037 (Callable 06/15/2027)	1,500,000	1,534,623
1.90%, 06/15/2044 (Callable 04/01/2026) (a)	3,510,000	3,510,000
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 07/15/2045 (Callable 07/15/2028)	1,000,000	1,023,185
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2034 (Callable 05/01/2028)	1,000,000	1,038,997
5.00%, 05/01/2035 (Callable 05/01/2028)	1,000,000	1,037,108
5.00%, 11/01/2036 (Callable 11/01/2029)	1,000,000	1,056,213
5.00%, 05/01/2040 (Callable 11/01/2034)	1,980,000	2,151,773
New York State Dormitory Authority
2.13%, 07/01/2036 (Callable 07/01/2031)	900,000	729,127
5.00%, 03/15/2043 (Callable 03/15/2029)	250,000	259,081
5.25%, 10/01/2044 (Callable 10/01/2034)	1,000,000	1,051,083
5.50%, 07/01/2050 (Callable 07/01/2035)	750,000	800,527
New York State Environmental Facilities Corp., 5.13%, 09/01/2050 (Callable 06/05/2030) (a)(b)(c)	500,000	523,688
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 04/22/2026) (a)	780,000	780,225
New York Transportation Development Corp.
5.00%, 10/01/2040 (Callable 10/01/2030) (b)	1,875,000	1,901,418
6.00%, 06/30/2045 (Callable 06/30/2034) (b)	1,500,000	1,651,602
Onondaga Civic Development Corp.
4.13%, 10/01/2035 (Callable 05/02/2026)	315,000	271,603
5.00%, 10/01/2040 (Callable 05/02/2026)	525,000	459,537
Port Authority of New York & New Jersey, 5.00%, 11/15/2034 (Callable 11/15/2026) (b)	1,000,000	1,010,191
Saratoga County Capital Resource Corp., 5.00%, 07/01/2038 (Callable 07/01/2035)	700,000	782,747
Schenectady County Capital Resource Corp., 5.25%, 07/01/2052 (Callable 07/01/2032)	350,000	357,680
Town of Ramapo NY, 3.75%, 03/01/2030 (Callable 04/22/2026)	50,000	48,787
Town of Watertown NY, 4.75%, 04/08/2027	2,365,000	2,390,656
Triborough Bridge & Tunnel Authority, 4.50%, 05/15/2047 (Callable 11/15/2032)	500,000	492,163
Ulster County Capital Resource Corp., 5.88%, 09/15/2059 (Callable 09/15/2032) (c)	1,000,000	987,526
		36,403,403

North Carolina - 0.8%
City of Asheville NC
5.00%, 04/01/2038 (Callable 04/01/2035)	575,000	643,888
5.00%, 04/01/2044 (Callable 04/01/2035)	515,000	553,623
City of Charlotte NC Airport Revenue, 5.00%, 07/01/2047 (Callable 07/01/2027) (b)	600,000	600,094
City of Raleigh NC
5.00%, 04/01/2043 (Callable 04/01/2035)	500,000	547,707
5.00%, 04/01/2044 (Callable 04/01/2035)	500,000	543,406
Durham Housing Authority, 3.20%, 01/01/2044 (Callable 07/01/2028) (a)	800,000	802,346
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,000,000	1,027,466
Greater Asheville Regional Airport Authority
5.25%, 07/01/2038 (Callable 07/01/2032) (b)	350,000	376,047
5.25%, 07/01/2043 (Callable 07/01/2033) (b)	1,000,000	1,058,916
5.50%, 07/01/2047 (Callable 07/01/2032) (b)	500,000	520,571
North Carolina Housing Finance Agency, 2.85%, 07/01/2040 (Callable 07/01/2029)	460,000	386,188
		7,060,252

North Dakota - 0.4%
City of Horace ND
5.00%, 05/01/2048 (Callable 05/01/2031)	500,000	488,190
6.00%, 05/01/2049 (Callable 05/01/2032)	500,000	515,157
City of Mandan ND Sales Tax Revenue, 3.00%, 09/01/2036 (Callable 05/02/2026)	110,000	97,343
City of Mayville ND, 5.00%, 05/01/2044 (Callable 05/01/2031)	1,000,000	974,246
North Dakota Housing Finance Agency, 5.75%, 01/01/2054 (Callable 07/01/2032)	840,000	893,518
		2,968,454

Ohio - 4.9%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2031 (Callable 11/15/2030)	100,000	109,520
Bedford City School District, 5.50%, 12/01/2044 (Callable 06/01/2032)	3,250,000	3,475,952
Brooklyn City School District, 5.00%, 12/01/2038 (Callable 06/01/2027)	1,500,000	1,518,368
Cleveland Municipal School District
5.00%, 12/01/2042 (Callable 06/01/2035)	700,000	742,271
5.00%, 12/01/2043 (Callable 06/01/2035)	750,000	790,864
Cleveland-Cuyahoga County Port Authority, 5.50%, 08/01/2052 (Callable 08/01/2032)	350,000	357,668
Columbus Regional Airport Authority, 5.00%, 01/01/2036 (Callable 01/01/2035) (b)	1,500,000	1,631,968
Columbus-Franklin County Finance Authority
3.19%, 06/01/2044 (Callable 11/01/2028) (a)	2,000,000	2,006,333
5.25%, 05/15/2045 (Callable 05/15/2035)	660,000	686,071
County of Fayette OH, 5.25%, 12/01/2049 (Callable 12/01/2034)	1,500,000	1,566,401
County of Montgomery OH, 3.00%, 08/01/2034 (Callable 02/01/2031)	100,000	93,870
County of Ross OH, 5.00%, 12/01/2039 (Callable 12/01/2029)	1,000,000	1,017,249
Delaware County Finance Authority, 5.38%, 12/01/2038 (Callable 12/01/2034)	675,000	686,673
EHOVE Joint Vocational School District, 5.50%, 12/01/2050 (Callable 06/01/2032)	1,800,000	1,875,939
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	430,000	383,638
Licking Heights Local School District, 5.50%, 10/01/2059 (Callable 10/01/2031)	1,000,000	1,038,203
Margaretta Local School District, 5.50%, 10/01/2050 (Callable 10/01/2032)	1,600,000	1,654,958
Medina City School District, 4.00%, 12/01/2029 (Callable 05/02/2026)	30,000	30,009
Ohio Air Quality Development Authority, 4.00%, 09/01/2030 (a)	520,000	525,366
Ohio Higher Educational Facility Commission, 5.00%, 05/01/2032 (Callable 05/02/2026)	1,000,000	1,000,917
Ohio Housing Finance Agency
4.70%, 01/01/2043	1,000,000	1,006,049
2.90%, 09/01/2045 (Callable 03/01/2029)	800,000	625,567
3.20%, 01/01/2046 (Callable 04/01/2028) (a)	500,000	501,565
Ohio Turnpike & Infrastructure Commission, 5.70%, 02/15/2034 (Callable 02/15/2031)	95,000	106,206
Ohio Water Development Authority Water Pollution Control Loan Fund, 5.00%, 12/01/2036 (Callable 12/01/2029)	3,000,000	3,178,705
Patrick Henry Local School District, 2.88%, 12/01/2036 (Callable 12/01/2026)	895,000	755,903
Port of Greater Cincinnati Development Authority
5.25%, 12/01/2058 (Callable 06/01/2034)	500,000	515,920
5.25%, 12/01/2063 (Callable 06/01/2034)	900,000	926,203
Shaker Heights City School District
5.00%, 12/15/2040 (Callable 06/15/2034)	500,000	541,896
5.00%, 12/15/2041 (Callable 06/15/2034)	450,000	484,204
State of Ohio, 2.65%, 01/15/2051 (Callable 04/01/2026) (a)	2,000,000	2,000,000
Summit County Development Finance Authority
5.00%, 05/15/2045 (Callable 05/15/2035)	1,890,000	1,969,811
5.75%, 12/01/2053 (Callable 12/01/2033)	250,000	260,630
5.25%, 07/01/2055 (Callable 07/01/2035)	3,000,000	3,037,222
Tolles Career & Technical Center, 5.00%, 12/01/2042 (Callable 12/01/2031)	1,820,000	1,905,147
University of Akron, 5.00%, 01/01/2036 (Callable 07/01/2026)	1,000,000	1,003,346
Warren County Port Authority, 5.00%, 12/01/2038 (Callable 12/01/2035)	1,500,000	1,528,987
		41,539,599

Oklahoma - 2.2%
Bryan County School Finance Authority
5.00%, 12/01/2040 (Callable 12/01/2036)	1,170,000	1,236,689
5.00%, 12/01/2041 (Callable 12/01/2036)	1,235,000	1,295,923
5.00%, 12/01/2042 (Callable 12/01/2036)	1,295,000	1,349,547
Caddo County Educational Facilities Authority, 5.00%, 09/01/2033	1,000,000	1,066,101
Choctaw Utilities Authority
4.00%, 03/01/2032 (Callable 03/01/2030)	250,000	245,689
4.13%, 03/01/2033 (Callable 03/01/2030)	260,000	255,365
4.25%, 03/01/2034 (Callable 03/01/2030)	270,000	265,055
4.38%, 03/01/2035 (Callable 03/01/2030)	280,000	274,885
4.50%, 03/01/2036 (Callable 03/01/2030)	300,000	293,538
4.75%, 03/01/2041 (Callable 03/01/2030)	410,000	395,768
Lawton Industrial Development Authority, 5.25%, 07/01/2055 (Callable 07/01/2034)	1,615,000	1,652,848
Mcintosh County Educational Facilities Authority, 5.00%, 09/01/2041 (Callable 09/01/2035)	800,000	814,135
Muskogee Industrial Trust
4.00%, 09/01/2032 (Callable 09/01/2029)	250,000	250,731
4.00%, 09/01/2033 (Callable 09/01/2029)	500,000	499,149
Nowata County Educational Facilities Authority
5.00%, 09/01/2034	465,000	496,837
5.00%, 09/01/2035	505,000	537,755
5.00%, 09/01/2038 (Callable 09/01/2035)	1,260,000	1,311,859
Oklahoma Capitol Improvement Authority, 5.00%, 07/01/2045 (Callable 07/01/2035)	1,000,000	1,059,330
Oklahoma County Finance Authority, 5.00%, 10/01/2045 (Callable 10/01/2034)	1,000,000	1,037,294
Oklahoma Municipal Power Authority, 5.25%, 01/01/2051 (Callable 01/01/2036)	750,000	789,551
Oklahoma Turnpike Authority
5.00%, 01/01/2039 (Callable 01/01/2036)	250,000	277,708
5.50%, 01/01/2053 (Callable 01/01/2032)	1,000,000	1,051,237
Oklahoma Water Resources Board, 5.00%, 10/01/2051 (Callable 10/01/2032)	1,750,000	1,800,630
		18,257,624

Oregon - 1.6%
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 05/02/2026)	750,000	750,816
City of Redmond OR, 5.50%, 06/01/2052 (Callable 06/01/2035) (b)	1,000,000	1,039,381
Coos County School District No 9 Coos Bay, 5.00%, 06/15/2043 (Callable 06/15/2028)	1,000,000	1,023,687
Klamath County School District, 4.00%, 06/15/2037 (Callable 06/15/2027)	20,000	20,046
Oregon Coast Community College District
5.00%, 06/15/2044 (Callable 06/15/2034)	350,000	374,353
5.00%, 06/15/2045 (Callable 06/15/2034)	425,000	450,882
Oregon State Facilities Authority, 5.00%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,000,418
Oregon State Lottery, 5.25%, 04/01/2044 (Callable 04/01/2035)	2,000,000	2,200,171
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 04/22/2026) (c)	2,300,000	2,299,903
Port of Portland OR Airport Revenue
5.00%, 07/01/2029 (Callable 01/01/2027) (b)	1,000,000	1,014,401
5.00%, 07/01/2036 (Callable 07/01/2030) (b)	1,000,000	1,052,598
Salem Hospital Facility Authority
5.00%, 05/15/2034 (Callable 05/15/2029)	50,000	52,351
5.00%, 05/15/2035 (Callable 05/15/2029)	300,000	313,374
State of Oregon
5.25%, 05/01/2042 (Callable 05/01/2035)	500,000	559,074
5.25%, 05/01/2043 (Callable 05/01/2035)	300,000	333,347
5.25%, 05/01/2044 (Callable 05/01/2035)	275,000	302,947
5.25%, 05/01/2045 (Callable 05/01/2035)	250,000	272,883
		13,060,632

Pennsylvania - 4.0%
Chester County Industrial Development Authority, 5.00%, 08/01/2035 (Callable 05/02/2026)	150,000	150,009
City of Hazleton PA, 5.00%, 09/15/2045 (Callable 09/15/2030)	2,675,000	2,687,223
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2031 (Callable 07/01/2027) (b)	750,000	765,720
5.00%, 07/01/2032 (Callable 07/01/2027) (b)	750,000	765,048
City of Philadelphia PA Water & Wastewater Revenue, 5.25%, 09/01/2054 (Callable 09/01/2034)	1,000,000	1,041,840
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026 (c)	180,000	180,117
Delaware County Regional Water Quality Control Authority, 5.00%, 11/01/2041 (Callable 11/01/2026)	750,000	753,114
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	1,000,000	884,870
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 05/02/2026)	400,000	400,230
Geisinger Authority, 5.00%, 02/15/2045 (Callable 02/15/2027)	1,000,000	1,005,865
Hatboro-Horsham School District, 5.00%, 09/15/2045 (Callable 09/15/2032)	2,390,000	2,508,935
Health Care Facilities Authority of Sayre, 3.29% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 05/02/2026)	425,000	421,626
Hempfield School District, 2.00%, 04/15/2030 (Callable 04/15/2027)	150,000	140,446
Highlands School District, 5.00%, 04/15/2032	610,000	660,707
Lancaster County Hospital Authority/PA, 5.00%, 11/01/2040 (Callable 11/01/2029)	275,000	282,805
Mckeesport Area School District, 0.00%, 10/01/2033 (d)	425,000	309,631
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (Callable 06/30/2026) (b)	1,000,000	1,003,265
5.00%, 12/15/2039 (Callable 06/15/2031)	1,240,000	1,289,855
5.00%, 06/30/2042 (Callable 06/30/2026) (b)	425,000	425,242
3.25%, 04/01/2049 (a)(b)	1,000,000	999,920
5.00%, 03/15/2060 (Callable 09/15/2031) (a)	1,000,000	1,080,428
Pennsylvania Economic Development Financing Authority Parking System Revenue, 0.00%, 01/01/2039 (d)	140,000	78,820
Pennsylvania Higher Education Assistance Agency, 4.13%, 06/01/2045 (Callable 06/01/2033) (b)	800,000	772,180
Pennsylvania Higher Educational Facilities Authority, 5.00%, 07/01/2035 (Callable 07/01/2026)	150,000	144,283
Pennsylvania Housing Finance Agency
4.90%, 06/01/2041	1,000,000	1,004,494
4.60%, 11/01/2042	1,000,000	999,686
Pennsylvania Turnpike Commission
5.13%, 12/01/2039 (Callable 06/01/2029)	50,000	52,194
5.13%, 12/01/2040 (Callable 06/01/2029)	125,000	129,791
0.00%, 12/01/2041 (Callable 12/01/2035) (d)	1,720,000	1,669,502
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, 5.25%, 12/01/2044 (Callable 12/01/2028)	1,200,000	1,239,170
Philadelphia Authority for Industrial Development
5.00%, 06/15/2032 (Callable 06/15/2030)	485,000	499,813
5.25%, 11/01/2052 (Callable 11/01/2032)	250,000	254,116
Reading School District, 5.00%, 03/01/2037 (Callable 03/01/2027)	1,500,000	1,516,011
Ridley School District, 5.00%, 11/15/2050 (Callable 05/15/2032)	1,500,000	1,518,035
State Public School Building Authority
5.00%, 12/01/2029 (Callable 12/01/2026)	925,000	938,464
0.00%, 05/15/2030 (d)	200,000	173,922
5.00%, 06/01/2032 (Callable 12/01/2026)	1,500,000	1,519,939
5.00%, 06/01/2033 (Callable 12/01/2026)	1,500,000	1,518,943
Steelton-Highspire School District, 5.13%, 06/30/2026	1,000,000	1,001,247
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	500,000	511,690
Upper Darby School District/PA, 5.00%, 04/01/2055 (Callable 04/01/2031)	550,000	554,350
		33,853,546

Rhode Island - 0.5%
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 05/02/2026)	410,000	410,280
Rhode Island Health and Educational Building Corp.
5.00%, 07/01/2065 (Callable 07/01/2035)	2,000,000	1,884,940
5.63%, 07/01/2065 (Callable 07/01/2035)	600,000	603,091
Rhode Island Student Loan Authority, 5.00%, 12/01/2032 (b)	1,000,000	1,057,870
		3,956,181

South Carolina - 1.6%
Charleston County Airport District, 5.00%, 07/01/2043 (Callable 07/01/2029)	2,000,000	2,063,679
Charleston Housing Authority/SC, 5.00%, 09/01/2035 (Callable 09/01/2032)	1,500,000	1,576,114
Greater Greenville Sanitation District, 4.25%, 03/01/2055 (Callable 03/01/2035)	1,000,000	920,305
Greenville-Spartanburg Airport District, 5.25%, 07/01/2054 (Callable 07/01/2034)	1,000,000	1,032,406
Scago Educational Facilities Corp. for Spartanburg School District No 1, 3.38%, 06/01/2030 (Callable 05/02/2026)	100,000	98,586
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 04/15/2026)	200,000	200,205
4.00%, 08/15/2030 (Callable 08/15/2026)	140,000	140,033
4.00%, 03/15/2032 (Callable 03/15/2031)	75,000	67,979
5.25%, 08/15/2033 (Callable 08/15/2026)	150,000	150,769
3.00%, 03/15/2038 (Callable 03/15/2031)	235,000	162,426
2.50%, 03/15/2051 (Callable 03/15/2031)	2,015,000	958,942
South Carolina Ports Authority, 5.00%, 07/01/2036 (Callable 07/01/2028) (b)	1,455,000	1,488,749
South Carolina Public Service Authority
5.00%, 12/01/2032	675,000	677,295
5.00%, 12/01/2032	325,000	326,322
5.50%, 12/01/2054 (Callable 12/01/2034)	1,500,000	1,584,818
South Carolina Transportation Infrastructure Bank, 5.00%, 10/01/2036 (Callable 10/01/2027)	1,205,000	1,234,269
Spartanburg County School District No 4/SC, 5.25%, 03/01/2052 (Callable 03/01/2032)	1,000,000	1,035,960
		13,718,857

South Dakota - 0.7%
City of Rapid City SD Airport Revenue
5.00%, 12/01/2026	220,000	221,728
4.00%, 12/01/2035 (Callable 12/01/2029)	125,000	119,218
South Dakota Health & Educational Facilities Authority
4.00%, 11/01/2034 (Callable 05/02/2026)	580,000	580,522
5.00%, 11/01/2051 (Callable 11/01/2031) (a)	1,000,000	1,087,383
South Dakota Housing Development Authority
2.05%, 11/01/2041 (Callable 05/01/2030)	2,000,000	1,457,635
6.25%, 05/01/2056 (Callable 11/01/2033)	2,500,000	2,824,930
		6,291,416

Tennessee - 2.5%
Chattanooga Health Educational & Housing Facility Board
5.00%, 08/01/2033 (Callable 08/01/2029)	250,000	262,491
3.25%, 08/01/2044 (Callable 08/01/2029)	870,000	711,443
City of Memphis TN Memphis Light Gas & Water Division Electric System Revenue, 4.25%, 12/01/2044 (Callable 12/01/2035)	2,000,000	1,994,397
Hamilton County & Chattanooga Sports Authority, 6.00%, 12/01/2055 (Callable 12/01/2034)	1,000,000	1,105,080
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 07/01/2040 (Callable 07/01/2026)	1,475,000	1,478,421
5.25%, 05/01/2048 (Callable 05/01/2033)	700,000	721,490
Metropolitan Government Nashville & Davidson County Industrial Development Board, 3.15%, 07/01/2044 (Callable 01/01/2029) (a)	1,000,000	1,001,731
Metropolitan Government Nashville & Davidson County Sports Authority, 5.00%, 07/01/2037 (Callable 01/01/2034)	500,000	553,983
Metropolitan Nashville Airport Authority, 5.00%, 07/01/2039 (Callable 01/01/2036) (b)	1,660,000	1,795,391
New Memphis Arena Public Building Authority, 4.00%, 04/01/2030	480,000	499,443
Rutherford County Health & Educational Facilities Board
5.00%, 11/15/2048 (Callable 11/15/2029) (a)	1,250,000	1,350,259
5.00%, 07/01/2050 (Callable 07/01/2035)	2,000,000	1,983,835
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2035 (Callable 05/01/2027)	750,000	757,022
5.00%, 06/01/2035	1,000,000	1,094,485
Tennergy Corp./TN, 5.50%, 10/01/2053 (Callable 09/01/2030) (a)	400,000	425,208
Tennessee Energy Acquisition Corp.
5.00%, 11/01/2034 (Callable 08/01/2034)	3,240,000	3,457,298
5.00%, 12/01/2035 (Callable 09/01/2035)	1,300,000	1,376,484
Tennessee Housing Development Agency, 3.85%, 07/01/2043 (Callable 07/01/2027)	220,000	205,227
		20,773,688

Texas - 12.3%
Argyle Independent School District, 5.25%, 08/15/2041 (Callable 08/15/2035)	885,000	981,490
Arlington Higher Education Finance Corp.
4.00%, 08/15/2036 (Callable 08/15/2031)	440,000	443,904
3.00%, 08/15/2041 (Callable 08/15/2031)	2,000,000	1,606,002
2.13%, 08/15/2045 (Callable 08/15/2030)	750,000	487,773
2.25%, 08/15/2046 (Callable 08/15/2031)	1,500,000	980,207
Arlington Housing Finance Corp., 4.50%, 04/01/2041 (Callable 04/22/2026) (a)	1,815,000	1,816,456
Aubrey Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2035)	645,000	698,839
Austin Independent School District, 5.00%, 08/01/2048 (Callable 02/01/2029)	1,500,000	1,522,875
Austin-Bergstrom Landhost Enterprises, Inc., 5.00%, 10/01/2035 (Callable 10/01/2027)	100,000	101,321
Bells Independent School District, 5.00%, 02/15/2041 (Callable 08/15/2033)	690,000	738,543
Brazoria County Toll Road Authority, 4.00%, 03/01/2038 (Callable 03/01/2030)	130,000	130,887
Brazos Higher Education Authority, Inc., 2.35%, 04/01/2040 (Callable 04/01/2030) (b)	5,000	4,952
Brushy Creek Regional Utility Authority, Inc., 4.00%, 08/01/2031 (Callable 08/01/2026)	400,000	400,714
Cedar Port Navigation & Improvement District, 2.38%, 09/01/2041 (Callable 05/02/2026)	1,000,000	709,218
City of Austin TX Airport System Revenue
5.00%, 11/15/2034 (Callable 11/15/2026) (b)	1,000,000	1,008,486
5.00%, 11/15/2041 (Callable 11/15/2026) (b)	500,000	502,177
City of Fort Worth TX, 5.50%, 03/01/2043 (Callable 03/01/2035)	1,250,000	1,354,826
City of Godley TX, 5.00%, 08/15/2036 (Callable 08/15/2034)	1,560,000	1,699,604
City of Greenville TX Electric System Revenue, 5.25%, 02/15/2049 (Callable 08/15/2032)	1,000,000	1,030,007
City of Kyle TX
5.00%, 08/15/2042 (Callable 08/15/2034)	725,000	769,356
5.00%, 08/15/2045 (Callable 08/15/2034)	500,000	520,125
City of Magnolia TX, 5.70%, 09/01/2046 (c)	45,000	46,035
City of Mount Pleasant TX, 5.00%, 05/15/2042 (Callable 05/15/2034)	2,085,000	2,210,997
City of Red Oak TX
5.00%, 02/15/2038 (Callable 02/15/2035)	750,000	817,190
5.00%, 02/15/2039 (Callable 02/15/2035)	1,145,000	1,239,749
City of San Antonio TX Electric & Gas Systems Revenue, 3.00%, 02/01/2055 (a)	1,000,000	991,164
City of Texas City TX, 5.00%, 02/15/2043 (Callable 02/15/2035)	3,000,000	3,146,571
Collin County Municipal Utility District No 2, 5.00%, 09/01/2038 (Callable 10/01/2029)	1,000,000	1,031,708
Community Independent School District/TX, 5.00%, 02/15/2055 (Callable 02/15/2035)	625,000	633,133
Conroe Independent School District, 5.00%, 02/15/2045 (Callable 02/15/2035)	1,500,000	1,591,244
Conroe Municipal Utility District No 1, 2.25%, 09/01/2035 (Callable 09/01/2027)	620,000	493,321
Dalhart Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2032)	1,000,000	1,053,309
Dallas Fort Worth International Airport, 5.00%, 11/01/2050 (Callable 08/01/2032) (a)(b)	2,100,000	2,268,601
Denton Independent School District, 4.00%, 08/15/2055 (a)	1,000,000	1,040,186
EP Cimarron Ventanas PFC, 4.13%, 12/01/2039 (Callable 12/01/2034)	1,500,000	1,458,981
Far North Fort Worth Municipal Utility District No 1, 4.00%, 09/01/2037 (Callable 10/01/2029)	350,000	350,582
Fort Bend County Municipal Utility District No 142, 2.00%, 09/01/2037 (Callable 09/01/2026)	220,000	166,925
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)	1,000,000	1,015,294
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040 (a)	485,907	481,329
Fulshear Municipal Utility District No 3A
4.00%, 09/01/2038 (Callable 09/01/2030)	795,000	789,612
4.00%, 09/01/2039 (Callable 09/01/2030)	830,000	815,405
4.00%, 09/01/2039 (Callable 09/01/2030)	200,000	196,483
FW Chaparral PFC, 4.00%, 10/01/2035 (Callable 10/01/2032)	2,000,000	1,948,560
Galveston County Municipal Utility District No 36, 6.50%, 09/01/2034 (Callable 09/01/2031)	195,000	223,525
Grand Parkway Transportation Corp., 5.75%, 10/01/2044 (Callable 10/01/2028)	2,500,000	2,623,732
Harris County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2054 (Callable 02/15/2032) (a)	2,800,000	3,003,518
1.80%, 12/01/2060 (Callable 04/01/2026) (a)	1,000,000	1,000,000
Harris County Hospital District, 2.47%, 02/15/2042 (Callable 04/01/2026) (a)	2,820,000	2,820,000
Harris County Municipal Utility District No 285, 2.00%, 09/01/2033 (Callable 09/01/2026)	160,000	137,084
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 05/02/2026)	200,000	176,435
Huffman Independent School District, 5.25%, 02/15/2040 (Callable 02/15/2035)	620,000	683,293
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2046 (Callable 11/01/2030)	510,000	519,064
La Feria Independent School District/TX, 5.25%, 02/15/2055 (Callable 02/15/2035)	2,000,000	2,086,722
Legacy Denton Public Facility Corp., 3.15%, 11/01/2043 (Callable 05/01/2028) (a)	2,000,000	2,004,011
Lower Colorado River Authority
5.00%, 05/15/2039 (Callable 05/15/2027)	1,000,000	1,012,914
5.50%, 05/15/2047 (Callable 05/15/2032)	2,000,000	2,108,649
5.25%, 05/15/2048 (Callable 05/15/2033)	2,180,000	2,264,391
Matagorda County Navigation District No 1, 4.55%, 05/01/2030 (b)	1,000,000	1,038,896
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	260,000	251,548
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	500,000	462,572
New Caney Independent School District, 4.00%, 02/15/2050 (a)	500,000	507,929
New Hope Cultural Education Facilities Finance Corp., 4.63%, 10/01/2030 (Callable 10/01/2026)	500,000	491,841
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026	175,000	175,898
North Texas Tollway Authority
0.00%, 01/01/2035 (d)	600,000	439,859
0.00%, 01/01/2036 (d)	335,000	233,992
0.00%, 01/01/2037 (d)	1,050,000	696,807
0.00%, 01/01/2038 (d)	2,000,000	1,259,090
5.25%, 01/01/2038 (Callable 01/01/2032)	1,000,000	1,090,932
Northeast Harris County Municipal Utility District No 1, 3.00%, 09/01/2050 (Callable 05/02/2026)	2,335,000	1,607,328
Northwest Harris County Municipal Utility District No 5/TX, 2.50%, 05/01/2028 (Callable 05/02/2026)	350,000	344,981
Port Arthur Housing Authority, 3.90%, 04/01/2036 (Callable 04/01/2035)	4,000,000	4,005,289
Port of Port Arthur Navigation District, 1.95%, 04/01/2040 (Callable 04/01/2026) (a)	2,000,000	2,000,000
Rio Grande City Consolidated Independent School District, 3.00%, 08/15/2034 (Callable 08/15/2030)	250,000	237,917
San Angelo Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2035)	2,000,000	2,182,632
San Antonio Water System, 5.25%, 05/15/2052 (Callable 05/15/2032)	1,000,000	1,038,938
State of Texas, 5.00%, 08/01/2041 (Callable 08/01/2035) (b)	1,000,000	1,058,621
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2027 (Callable 11/15/2026)	510,000	514,274
5.00%, 07/01/2043 (Callable 01/01/2029)	1,500,000	1,538,904
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	250,000	239,108
Texas Department of Housing & Community Affairs, 3.75%, 09/01/2049 (Callable 09/01/2028)	655,000	569,957
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (Callable 07/01/2029) (a)	1,500,000	1,583,416
5.50%, 01/01/2054 (Callable 07/01/2033) (a)	500,000	545,869
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/01/2055 (Callable 07/01/2033) (a)	1,000,000	1,062,307
Texas Municipal Gas Acquisition and Supply Corp. I, 6.25%, 12/15/2026	20,000	20,475
Texas Municipal Gas Acquisition and Supply Corp. II, 3.51% (3 mo. Term SOFR + 1.05%), 09/15/2027	105,000	105,216
Texas Public Finance Authority
5.25%, 05/01/2041 (Callable 05/01/2033)	500,000	531,271
5.25%, 05/01/2042 (Callable 05/01/2033)	750,000	792,466
Texas State Affordable Housing Corp., 6.00%, 09/01/2054 (Callable 03/01/2034)	1,050,000	1,150,292
Texas State Technical College, 5.50%, 08/01/2042 (Callable 08/01/2032)	1,500,000	1,642,734
Texas State University System, 5.25%, 03/15/2054 (Callable 03/15/2034)	2,000,000	2,086,264
Texas Transportation Finance Corp.
5.25%, 10/01/2050 (Callable 10/01/2035)	2,000,000	2,108,775
5.50%, 10/01/2055 (Callable 10/01/2035)	2,500,000	2,683,217
Texas Water Development Board, 4.88%, 10/15/2048 (Callable 10/15/2033)	1,500,000	1,527,625
University of Houston, 2.00%, 02/15/2032 (Callable 02/15/2030)	2,000,000	1,789,094
Venus Independent School District, 5.25%, 08/15/2039 (Callable 08/15/2035)	780,000	871,805
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	150,000	155,426
5.00%, 12/01/2045 (Callable 12/01/2029)	200,000	202,375
6.25%, 12/01/2049 (Callable 12/01/2029)	375,000	382,542
Walsh Ranch Municipal Utility District, 2.00%, 08/01/2038 (Callable 08/01/2027)	325,000	240,901
Webb Consolidated Independent School District, 5.00%, 02/15/2037 (Callable 02/15/2035)	475,000	526,505
		103,953,367

Utah - 1.0%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2034 (Callable 07/01/2027) (b)	500,000	508,465
5.00%, 07/01/2038 (Callable 07/01/2028) (b)	1,000,000	1,023,074
5.00%, 07/01/2042 (Callable 07/01/2027) (b)	500,000	500,089
5.25%, 07/01/2048 (Callable 07/01/2033) (b)	1,000,000	1,033,200
Downtown Daybreak Public Infrastructure District No 1, 5.88%, 03/01/2051 (Callable 03/01/2031) (c)	1,250,000	1,261,288
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2039 (Callable 06/01/2030)	1,100,000	1,149,806
Utah Charter School Finance Authority, 5.00%, 04/15/2045 (Callable 04/15/2035)	565,000	572,954
Utah Housing Corp.
3.50%, 08/21/2047	256,289	230,825
4.50%, 10/21/2052	1,254,737	1,220,287
6.00%, 12/21/2052	534,690	571,129
6.50%, 05/21/2053	304,729	322,910
		8,394,027

Vermont - 0.2%
Vermont Student Assistance Corp.
5.00%, 06/15/2026 (b)	500,000	501,825
5.00%, 06/15/2030 (b)	1,300,000	1,352,022
		1,853,847

Virginia - 1.4%
Arlington County Industrial Development Authority, 5.00%, 07/01/2053 (Callable 07/01/2030) (a)	1,000,000	1,066,410
Fairfax County Redevelopment & Housing Authority, 5.00%, 10/01/2035 (Callable 10/01/2029)	1,500,000	1,567,067
Hampton Roads Transportation Accountability Commission, 5.00%, 07/01/2045 (Callable 07/01/2030)	5,000,000	5,210,577
Loudoun County Economic Development Authority, 3.00%, 12/01/2036 (Callable 12/01/2029)	475,000	438,006
Virginia Port Authority Commonwealth Port Fund, 5.25%, 07/01/2048 (Callable 07/01/2033)	1,000,000	1,052,669
Virginia Small Business Financing Authority
5.00%, 10/01/2026	100,000	100,924
5.00%, 10/01/2030	125,000	132,901
5.00%, 01/01/2034 (Callable 07/01/2027)	1,375,000	1,440,111
5.00%, 06/15/2060 (Callable 03/15/2035) (a)	1,000,000	1,094,286
		12,102,951

Washington - 3.4%
City of Lynnwood WA, 4.75%, 12/01/2042 (Callable 12/01/2032)	435,000	451,757
City of Sumner WA Water & Sewer Revenue
5.00%, 12/01/2040 (Callable 06/01/2035)	200,000	218,834
5.00%, 12/01/2041 (Callable 06/01/2035)	190,000	207,309
5.00%, 12/01/2042 (Callable 06/01/2035)	220,000	238,565
5.00%, 12/01/2043 (Callable 06/01/2035)	215,000	231,668
5.00%, 12/01/2044 (Callable 06/01/2035)	250,000	267,241
5.00%, 12/01/2045 (Callable 06/01/2035)	250,000	264,763
5.00%, 12/01/2049 (Callable 06/01/2035)	1,700,000	1,751,287
County of Grant WA, 5.25%, 12/01/2050 (Callable 12/01/2034)	800,000	840,296
County of King WA
5.00%, 12/01/2043 (Callable 06/01/2035)	755,000	820,787
5.00%, 12/01/2044 (Callable 06/01/2035)	795,000	857,394
5.00%, 12/01/2045 (Callable 06/01/2035)	835,000	892,829
King County Housing Authority
4.00%, 11/01/2036 (Callable 11/01/2029)	600,000	604,165
5.38%, 07/01/2045 (Callable 07/01/2034)	1,500,000	1,567,256
King County Public Hospital District No 4, 7.00%, 12/01/2060 (Callable 12/01/2035)	1,825,000	1,829,674
Pend Oreille County Public Utility District No 1 Box Canyon, 5.00%, 01/01/2038 (Callable 01/01/2029)	150,000	153,995
Port of Bellingham WA
5.00%, 12/01/2030 (b)	230,000	245,299
5.00%, 12/01/2031 (b)	600,000	645,398
Port of Seattle WA
5.25%, 05/01/2042 (Callable 05/01/2027) (b)	1,500,000	1,516,163
5.25%, 07/01/2042 (Callable 07/01/2034) (b)	1,500,000	1,615,213
Snohomish County Housing Authority
4.00%, 04/01/2033 (Callable 04/01/2031)	500,000	507,623
3.75%, 04/01/2036 (Callable 04/01/2033)	1,000,000	935,977
State of Washington
5.00%, 02/01/2043 (Callable 02/01/2030)	2,150,000	2,238,071
5.00%, 02/01/2045 (Callable 02/01/2033)	1,000,000	1,050,871
Vancouver Housing Authority
4.00%, 08/01/2034 (Callable 08/01/2031)	500,000	491,988
4.00%, 10/01/2034	385,000	386,756
4.25%, 02/01/2038 (Callable 02/01/2035)	1,000,000	1,006,001
Washington Health Care Facilities Authority
5.00%, 08/15/2037 (Callable 08/15/2027)	1,325,000	1,346,482
5.00%, 08/15/2037 (Callable 02/15/2028)	300,000	305,817
5.00%, 08/01/2049 (Callable 08/01/2029)	250,000	249,996
Washington State Housing Finance Commission
5.00%, 01/01/2035 (Callable 01/01/2029)	1,000,000	979,987
3.81%, 03/01/2050	2,244,899	2,161,946
5.25%, 07/01/2055 (Callable 07/01/2035) (c)	1,000,000	1,003,616
Whatcom County Public Utility District No 1, 5.25%, 12/01/2037 (Callable 12/01/2034) (b)	1,000,000	1,079,360
		28,964,384

Wisconsin - 4.6%
Beaver Dam Unified School District, 4.00%, 04/01/2043 (Callable 04/01/2033)	1,500,000	1,456,030
Boscobel Area School District, 5.00%, 03/01/2038 (Callable 03/01/2031)	735,000	773,042
City of Arcadia WI, 2.00%, 03/01/2027 (Callable 05/02/2026)	120,000	117,585
City of Wausau WI Sewer System Revenue, 2.75%, 05/01/2039 (Callable 05/01/2027)	860,000	701,362
County of Waushara WI, 4.50%, 06/01/2027 (Callable 05/02/2026)	500,000	500,520
Cudahy School District/WI
5.00%, 03/01/2042 (Callable 03/01/2033)	890,000	925,181
5.00%, 03/01/2043 (Callable 03/01/2033)	940,000	972,909
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	1,000,000	1,009,310
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	750,000	663,370
La Crosse School District, 4.00%, 03/01/2039 (Callable 03/01/2034)	500,000	500,233
Public Finance Authority
5.00%, 05/15/2026 (Callable 04/22/2026) (c)	250,000	250,249
5.00%, 10/01/2028 (c)	650,000	667,220
9.00%, 11/01/2028 (Callable 11/01/2027) (c)	175,000	185,163
3.25%, 01/01/2029	460,000	452,238
5.00%, 01/01/2031 (Callable 01/01/2030)	550,000	581,171
5.00%, 10/01/2034 (Callable 10/01/2029) (c)	935,000	959,308
5.00%, 01/01/2036 (Callable 01/01/2030)	500,000	518,093
4.13%, 01/20/2041 (a)	999,879	943,819
5.00%, 10/01/2044 (Callable 04/01/2029)	125,000	126,547
5.00%, 06/15/2048 (Callable 06/15/2026) (c)	1,500,000	1,389,893
5.00%, 06/15/2049 (Callable 06/15/2029)	405,000	382,034
4.00%, 01/01/2055 (c)	3,500,000	3,479,035
0.00%, 12/01/2055 (Callable 12/01/2033) (c)(d)	1,000,000	564,995
6.00%, 12/01/2055 (Callable 12/01/2033) (c)	1,550,000	1,510,662
6.45%, 04/01/2060 (Callable 04/01/2035) (c)	500,000	484,518
6.50%, 06/30/2060 (Callable 06/30/2035) (b)	2,500,000	2,723,764
3.63%, 06/15/2063 (Callable 06/15/2029)	1,000,000	993,040
6.75%, 07/01/2063 (Callable 07/01/2033) (c)	1,250,000	1,206,747
5.00%, 06/15/2064 (Callable 06/15/2032)	1,000,000	891,277
Village of Kewaskum WI
4.25%, 04/01/2037 (Callable 04/01/2033)	645,000	626,265
4.38%, 04/01/2038 (Callable 04/01/2033)	645,000	629,824
Village of Mount Pleasant WI, 5.00%, 04/01/2043 (Callable 04/01/2028)	1,000,000	1,022,633
Westosha Central High School District, 1.60%, 03/01/2031 (Callable 03/01/2028)	400,000	356,087
Wisconsin Center District, 0.00%, 12/15/2038 (Callable 12/15/2030) (d)	690,000	405,238
Wisconsin Health & Educational Facilities Authority
5.00%, 08/01/2027 (Callable 07/01/2026) (c)	1,000,000	1,004,061
5.00%, 03/01/2028 (Callable 04/22/2026)	300,000	300,089
5.00%, 02/15/2030 (Callable 05/02/2026)	1,000,000	1,001,449
5.45%, 10/01/2039 (Callable 10/01/2032)	500,000	523,050
4.38%, 11/01/2039 (Callable 11/01/2034)	1,000,000	972,303
4.00%, 04/01/2042 (Callable 10/01/2032)	1,500,000	1,428,455
5.00%, 04/01/2044 (Callable 10/01/2028)	1,500,000	1,516,739
6.00%, 10/01/2044 (Callable 10/01/2032)	500,000	530,089
5.00%, 12/01/2046 (Callable 06/01/2031) (a)	1,500,000	1,605,841
5.50%, 12/01/2052 (Callable 12/01/2032)	250,000	264,761
Wisconsin Housing & Economic Development Authority Housing Revenue, 2.45%, 11/01/2046 (Callable 05/01/2030)	1,500,000	1,024,165
		39,140,364

Wyoming - 0.1%
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 05/02/2026)	500,000	500,132
TOTAL MUNICIPAL BONDS (Cost $824,530,709)		826,211,713

U.S. TREASURY SECURITIES - 1.2%	Par	Value
United States Treasury Note/Bond, 3.50%, 02/28/2031	10,000,000	9,806,250
TOTAL U.S. TREASURY SECURITIES (Cost $9,784,984)		9,806,250

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares	Value
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.32% (e)	2,365,899	2,365,899
TOTAL MONEY MARKET FUNDS (Cost $2,365,899)		2,365,899

TOTAL INVESTMENTS - 99.4% (Cost $836,681,592)		838,383,862
Other Assets in Excess of Liabilities - 0.6%		5,053,968
TOTAL NET ASSETS - 100.0%		$843,437,830

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

FHLMC - Federal Home Loan Mortgage Corporation
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2026, the total value of securities subject to the AMT was $77,021,107 or 9.1% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $29,210,769 or 3.5% of the Fund’s net assets.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Baird Municipal Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$826,211,713	$–	$826,211,713
U.S. Treasury Securities	–	9,806,250	–	9,806,250
Money Market Funds	2,365,899	–	–	2,365,899
Total Investments	$2,365,899	$836,017,963	$–	$838,383,862

Refer to the Schedule of Investments for further disaggregation of investment categories.